Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Lessee and Lessor, Finance Leases [Text Block]

11. Right-of-Use Assets, Finance Lease Liabilities, Investment in leaseback vessels and Net investment in Sales-type leases:

(a) Right-of-Use Assets and Finance Lease Liabilities:

On May 12, 2023, the Company entered into a Share Purchase Agreement with York and assumed the related finance lease liability with reference to the sale and leaseback agreement dated December 15, 2015. On the acquisition date, the Company accounted for the arrangement as a finance lease and recognized the finance lease liability amounting to $28,064, making use of an incremental borrowing rate of 6.04%. On April 16, 2025, the then outstanding balance of the finance lease liability was fully repaid through the term loan discussed in Note 10.A.29 and the vessel Polar Brasil was repurchased and recorded under Vessels and Advances, net in the accompanying consolidated balance sheets (Note 8).

The depreciation with respect to the right-of-use assets under finance lease, charged during the years ended December 31, 2023, 2024 and 2025, amounted to $817, $1,393 and $401, respectively, and is included in Depreciation in the accompanying consolidated statements of income. As of December 31, 2024 and 2025, the carrying value of the right-of-use assets under finance lease amounted to $37,818 and nil, respectively, and is separately reflected as Finance leases, right-of-use assets, in the accompanying consolidated balance sheets.

Total interest expenses incurred on finance leases, for the years ended December 31, 2023, 2024 and 2025, amounted to $950, $1,510 and $421, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of income.

The total finance lease liabilities as of December 31, 2024 and 2025, amounted to $23,877 and nil, respectively, and are separately reflected in Finance lease liability in the accompanying consolidated balance sheets.

(b) Investments in leaseback vessels:

i.	At the time that the Company obtained control in NML (Note 1), NML subsidiaries had the following vessels under sale and leaseback arrangements:

1. One container vessel that was originally acquired in May 2021 by a wholly-owned subsidiary of NML and was leased back under bareboat charter to the seller for a period of 4.75 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $9,479. During the year ended December 31, 2024, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

2. One dry bulk vessel that was originally acquired in May 2022 by a wholly-owned subsidiary of NML and was leased back under bareboat charter to the seller for a period of 5.5 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $8,439. During the year ended December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

3. One dry bulk vessel that was originally acquired in December 2022 by a wholly-owned subsidiary of NML and was leased back under bareboat charter to the seller for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at a fixed rate. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $15,194. During the year ended December 31, 2024, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

4. One dry bulk vessel that was originally acquired in December 2022 by a wholly-owned subsidiary of NML and leased back under bareboat charter to the seller for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $6,515. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $4,657 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

ii.	Subsequent to the NML acquisition (Note 1), NML acquired the following vessels under sale and lease back arrangements:

1. In March 2023, NML acquired one dry bulk vessel for $12,250, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2024, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

2. In April 2023, NML acquired one dry bulk vessel for $12,250, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,051, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

3. In May 2023, NML acquired one dry bulk vessel for $10,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $7,104, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

4. In June 2023, NML acquired one dry bulk vessel for $9,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,205, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

5. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2024, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

6. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $7,485, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

7. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $7,485, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

8. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $7,485, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

9. In August 2023, NML acquired an offshore supply vessel for $13,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

10. In August 2023, NML acquired an offshore support vessel for $13,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

11. In September 2023, NML acquired one dry bulk vessel for $8,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,556, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

12. In September 2023, NML acquired a multipurpose offshore vessel for $14,400, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,715, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

13. In October 2023, NML acquired one dry bulk vessel for $8,500, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,570, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

14. In November 2023, NML acquired one dry bulk vessel for $8,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,191, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

15. In December 2023, NML acquired one dry bulk vessel for $12,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

16. In December 2023, NML acquired one dry bulk vessel for $11,700, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

17. In December 2023, NML acquired one dry bulk vessel for $7,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

18. In December 2023, NML acquired one dry bulk vessel for $6,485, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $5,469, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

19. In December 2023, NML acquired one dry bulk vessel for $14,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $10,824, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

20. In February 2024, NML acquired one dry bulk vessel for $6,325, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $5,346, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

21. In February 2024, NML acquired one dry bulk vessel for $14,600, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $11,672, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

22. In April 2024, NML acquired one dry bulk vessel for $8,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,857, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

23. In April 2024, NML acquired one dry bulk vessel for $24,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

24. In July 2024, NML acquired an offshore support vessel for $16,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $13,280, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

25. In August 2024, NML acquired one dry bulk vessel for $6,413 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $5,509, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

26. In October 2024, NML acquired an offshore support vessel for $15,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the year ended December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

27. In November 2024, NML acquired an offshore support vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $7,820, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

28. In April 2025, NML acquired an offshore support vessel for $9,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $8,219, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

29. In April 2025, NML acquired a dry bulk vessel for $6,920 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,162, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

30. In May 2025, NML acquired a dry bulk vessel for $6,825 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,120, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

31. In May 2025, NML acquired an offshore support vessel for $9,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $8,359, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

32. In June 2025, NML acquired an offshore support vessel for $15,300 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $14,614, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

33. In June 2025, NML acquired an offshore support vessel for $15,300 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $14,614, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

34. In June 2025, NML acquired an offshore support vessel for $13,700 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $12,972, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

35. In June 2025, NML acquired an offshore support vessel for $13,700 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $12,972, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

36. In June 2025, NML acquired an offshore support vessel for $13,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $12,721, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

37. In June 2025, NML acquired an offshore support vessel for $13,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $12,730, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

38. In June 2025, NML acquired an offshore support vessel for $5,490 and leased the vessel back to the seller under bareboat charter for a period of 3.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $4,525, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

39. In June 2025, NML acquired an offshore support vessel for $7,420 and leased the vessel back to the seller under bareboat charter for a period of 3.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $5,697, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

40. In June 2025, NML acquired an offshore support vessel for $9,774 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $7,947, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

41. In July 2025, NML acquired an offshore support vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,042, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

42. In July 2025, NML acquired an offshore support vessel for $17,257 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $15,894, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

43. In August 2025, NML acquired a dry bulk vessel for $6,600 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,270, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

44. In September 2025, NML acquired a dry bulk vessel for $8,750 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $8,416, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

45. In September 2025, NML acquired a dry bulk vessel for $9,375 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,032, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

46. In September 2025, NML acquired a dry bulk vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,647, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

47. In October 2025, NML acquired a dry bulk vessel for $9,375 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,101, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

48. In November 2025, NML acquired a dry bulk vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $9,803, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

49. In December 2025, NML acquired a container vessel for $8,335 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $8,212, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

50. In December 2025, NML acquired a dry bulk vessel for $6,330 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2025, the outstanding loan receivable balance under the bareboat agreement was $6,239, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

(c) Net investment in Sales-type leases: In April and May 2023, the container vessels Vela and Vulpecula, respectively, commenced variable rate time charters. The time charters were classified as Sales-type leases.

The balance of the Net investment in sales-type lease reflected in the accompanying balance sheet is analyzed as follows:

	December 31, 2024	December 31, 2025
Lease receivable	$18,976	$4,447
Unguaranteed residual value	506	2,286
Net investment in sales-type lease vessels	$19,482	$6,733

During the years ended December 31, 2023, 2024 and 2025, the interest income relating to the net investment in sales-type leases amounted to $41,299, $43,149 and $10,856, respectively, and is included in Voyage revenue in the accompanying consolidated statements of income. The following table presents a maturity analysis of the lease payments on sales-type leases to be received over the next three years and thereafter, as well as a reconciliation of the undiscounted cash flows to the net investment in the lease receivables recognized in the consolidated balance sheet at December 31, 2025.

Year ending December 31,	Amount
2026	$6,038
2027	5,606
2028	1,741
Total undiscounted cash flows	$13,385
Present value of lease payments*	$4,447

*The difference between the present value of the lease payments and the net investment in the lease balance in the balance sheet is due to the vessels unguaranteed residual value, which is included in the net investment in the lease balance but is not included in the future lease payments.